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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003
                                               -------------

Check here if Amendment [ ]; Amendment Number: _____
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MPM BioEquities Adviser, LLC
Address:  601 Gateway Boulevard, Suite 350
          South San Francisco, CA 94080

13 File Number: 28-108358
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert W. Liptak
Title:  Chief Financial Officer
Phone:  617-425-9216

Signature, Place and Date of Signing:

/s/ Robert W. Liptak     South San Francisco, CA          08/13/03
--------------------     -----------------------     ------------------
     [Signature]               [City, State]               [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

   Form 13F File Number            Name

   28-________________             __________________________________________

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                           Form 13F Information Table

                                                                                                                    VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
                                                         VALUE    SHARES/   SH/   PUT/  INVSTMT    OTHER
NAME OF ISSUER               TITLE OF CLASS    CUSIP    x($1000)  PRN AMT   PRN   CALL  DISCRETN  MANAGERS   SOLE     SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ABGENIX INC COM STK           COMMON STOCK   00339B107     2396    229300    SH           SOLE              229300      0         0
ALEXION PHARMACEUTICALS INC   COMMON STOCK   015351109     3220    189400    SH           SOLE              189400      0         0
ALKERMES INC CONV             CONVRT BONDS    0164TAC2     7397   5028000    PRN          SOLE             5028000      0         0
ALTEON INC COM                COMMON STOCK   02144G107     1492    307600    SH           SOLE              307600      0         0
AMGEN INC USD COM             COMMON STOCK   031162100    10445    158396    SH           SOLE              158396      0         0
ARIAD PHARMACEUTICALS INC     COMMON STOCK   04033A100     1612    366436    SH           SOLE              366436      0         0
ARRAY BIOPHARMA               COMMON STOCK   04269X105     1942    620500    SH           SOLE              620500      0         0
ATHEROGENICS                  COMMON STOCK   047439104     2986    200000    SH           SOLE              200000      0         0
ATRIX LABS INC                COMMON STOCK   04962L101     6518    296700    SH           SOLE              296700      0         0
CEPHALON INC                  COMMON STOCK   156708109     5706    139000    SH           SOLE              139000      0         0
CHIRON CORP                   COMMON STOCK   170040109     4851    110600    SH           SOLE              110600      0         0
CUBIST PHARMACEUTICALS INC    COMMON STOCK   229678107     4479    414700    SH           SOLE              414700      0         0
CV THERAPEUTICS INC           COMMON STOCK   126667104     3886    130500    SH           SOLE              130500      0         0
ELAN CORP PLC ADR
  (REPR 1 ORD)                ADRS STOCKS    284131208     2318    411000    SH           SOLE              411000      0         0
HUMAN GENOME SCIENCES INC     COMMON STOCK   444903108     3117    246400    SH           SOLE              246400      0         0
IDEC PHARMACEUTICALS CORP     COMMON STOCK   449370105    10918    321500    SH           SOLE              321500      0         0
ILEX ONCOLOGY INC             COMMON STOCK   451923106     5817    300300    SH           SOLE              300300      0         0
LEXICON GENETIC               COMMON STOCK   528872104     2420    366700    SH           SOLE              366700      0         0
LIGAND PHARMACEUTICALS INC    COMMON STOCK   53220K207     6333    466000    SH           SOLE              466000      0         0
MEDIMMUNE INC COM             COMMON STOCK   584699102     7540    207300    SH           SOLE              207300      0         0
MILLENNIUM PHARMACEUTICALS
  INC                         COMMON STOCK   599902103     5971    379600    SH           SOLE              379600      0         0
NEKTAR THERAPEUTICS           COMMON STOCK   640268108     5253    572800    SH           SOLE              572800      0         0
NPS PHARMACEUTICALS           COMMON STOCK   62936P103     7185    295200    SH           SOLE              295200      0         0
PRAECIS PHARMACEUTICALS INC   COMMON STOCK   739421105     2759    563000    SH           SOLE              563000      0         0
SANGSTAT MED CORP COM         COMMON STOCK   801003104     3093    235900    SH           SOLE              235900      0         0
SERONO SA -ADR                ADRS STOCKS    81752M101     6138    421600    SH           SOLE              421600      0         0
THE MEDECINES COM             COMMON STOCK   584688105     1204     61700    SH           SOLE               61700      0         0
VERTEX PHARMACEUTICALS INC    COMMON STOCK   92532F100     5031    343900    SH           SOLE              343900      0         0
XOMA LTD                      COMMON STOCK   G9825R107     2674    502600    SH           SOLE              502600      0         0
S REPORT SUMMARY              29 Data Records            134701           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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